Non-Operating Income (Expense)	12 Months Ended
Dec. 31, 2019
Analysis of income and expense [abstract]
Non-Operating Income (Expense)
Non-Operating Income (Expense)

(CAD$ in millions)	2019	2018
Foreign exchange gains (losses)	$(4)	$16
Gain (loss) on debt prepayment option	105	(42)
Loss on debt redemption or purchase (Note 19(a))	(224)	(26)
Other	26	—
	$(97)	$(52)